Parts and Supplies Inventory (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventory [Line Items]
Parts and supplies inventory	$ 5,978	$ 5,142	$ 5,872
Aircraft parts
Inventory [Line Items]
Parts and supplies inventory		4,824	3,350
Materials and supplies
Inventory [Line Items]
Parts and supplies inventory		$ 318	$ 2,522